CONVERTIBLE PREFERENCE SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PREFERENCE SHARES

18. CONVERTIBLE PREFERENCE SHARES

Series A Convertible Preference Shares

On November 16, 2005, the Company issued 64,983,166 series A convertible preference shares (“series A shares”) and warrants to purchase 16,835,017 series A shares at exercise price of $0.1485 per share to third party investors for cash proceeds of $9,650, at an issuance price of $0.1485 per series A share.

Both the series A shares and the warrants were determined as equity instruments by the Company and the Company applied the relative-fair-value method to allocate the proceeds between the series A shares and the warrants. Accordingly, the warrants were recorded at $673, and preference shares were recorded at $8,977 respectively as of the date of issuance.

On April 28, 2006, the Company issued additional 13,468,012 series A shares to a third party investor for cash proceeds of $2,000, at an issuance price of $0.1485 per series A share.

On March 13, 2007, 16,835,017 warrants were exercised, and the Company issued 16,835,017 series A shares, and received cash proceeds of $2,500.

The Company had determined that there was no beneficial conversion feature attributable to the series A shares because the initial and subsequently adjusted conversion price of series A shares was higher than the fair value of the Company’s ordinary shares on issue date of series A shares.

Series A shares were not redeemable.

Key terms of the series A shares are summarized as follows:

Dividends

The dividend rate for series A shares was 8% per annum. The dividend should be payable when, as and if declared by the Board of Directors, and prior and in preference to any declaration or payment of any dividend on the ordinary shares. Such dividends should not be cumulative. After payment of such dividends, any additional dividends or distributions should be distributed among all holders of ordinary shares and preference shares in proportion on as-converted basis.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions to the shareholders of the Company should be made in the following manners: the holders of series A shares should be entitled to receive an amount equaled to the sum of original issuance price plus any declared but unpaid dividends, prior to and in preference to any distribution of any of the assets or surplus funds to the holders of the ordinary shares and any other class or series of shares. If there were still remaining proceeds available for distribution, it should be distributed among the holder of series A shares and ordinary shares pro rata on as-converted basis. For the remaining proceeds with respect to series A shareholders’ distribution, total distribution per share should be limited to 200% of the series A original issue price of $0.1485 per share.

As of December 31, 2009, the liquidation value of series A shares was $3,747.

Voting rights

Each series A shareholder had a number of voting rights equivalent to the number of ordinary shareholders’ voting rights, upon series A share’s conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on related matters.

Conversion

Each series A share should be convertible, at the option of the holder thereof, at any time after the series A share’s original date of issuance, into such number of fully paid and nonassessable ordinary shares as determined by dividing the series A share’s original issue price by series A share conversion price.

The initial conversion ratio should be on a one for one basis, which is subject to certain anti-dilution adjustments and adjustments for future issuances of shares at a price lower than the issuance price of the series A shares.

Each series A share would automatically be converted into ordinary share at the then effective series A conversion price, upon the earlier, of (i) the date specified by vote or written consent or agreement of holders of at least a majority of the shares of each such series then outstanding, or (ii) immediately prior to but contingent upon the closing of a Qualified IPO.

In December 2010, all Series A shares were automatically converted into 95,286,195 ordinary shares upon the IPO of the Company.

Series B Convertible Redeemable Preference Shares

On March 16, 2007, the Company issued 84,440,020 series B convertible redeemable preference shares (“series B shares”) and warrants to purchase 84,440,020 series B shares to third party investors for cash proceeds of $19,425, net of issuance costs of $575, at an issuance price of $0.2369 per series B share (“series B Original Issue Price”) and exercise price of $0.2961 per warrant of series B share, respectively.

The warrants were determined by the Company as liabilities because the exercise of the warrants will result in the delivery of redeemable preference shares. The warrants were initially recorded at fair value of $2,246 on the date of grant, and were subsequently re-measured at fair value as of each reporting date. As of December 31, 2007, the fair value of the warrants was $3,665 and the change in fair value of $1,419 was recognized in the consolidated statements of operations in 2007. On February 22, 2008, 84,440,020 warrants were exercised and the Company issued 84,440,020 series B shares, for cash proceeds of $24,500, net of issuance costs of $500. The carrying amount and fair value of the warrants was $4,341 as of February 22, 2008 and was recorded in series B shares at that date. The change in fair value of $676 was recognized in the consolidated statements of operations in 2008.

The series B shares were initially recorded at $17,179 using residual method.

The Company had determined that there was no beneficial conversion feature attributable to the series B shares because the initial conversion price of series B shares was higher than the fair value of the Company’s ordinary shares on issue date of series B shares.

Key terms of the series B shares are summarized as follows:

Voting rights

Series B shareholders were entitled to the number of votes equaled to the number of ordinary shares into which such preference shares could be converted at the record date.

Dividends

No dividend should be paid on the ordinary shares at a rate higher than the rate at which dividends were paid on the series A shares and series B shares (based on the number of ordinary shares into which the series A shares and the series B shares were convertible on the date the dividend is declared).

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions to the shareholders of the Company should be made in the following manners: the holders of series B shares should be entitled to receive, prior to and in preference to any distribution to the holders of the ordinary shares or any other class or series of shares, the amount equaled to 150% of the Series B Original Issue Price (as adjusted for share dividends, share combination, share splits reorganizations, reclassifications, consolidations, or mergers and the like with respect to such shares) and in addition, an amount equaled to all declared but unpaid dividends thereon.

As of December 31, 2009, the liquidation value of the series B shares was $67,497.

Redemption

Upon the occurrence of any of the following events at the request of any holders of series B shares, the Company should redeem all or a part the series B shares, at a redemption price equal to 100% of the series B Original Issue Price per share plus an rate of return of 6% per annum, less all declared dividends (whether paid or unpaid) thereon up to the redemption date, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers:

(i)	A Qualified IPO was not completed by the 5th anniversary of the series B original issue date;

(ii)

Prior to the 5th anniversary of the series B original issue date, the founder, Mr. Tianwen Liu terminated his employment with the Group for any reason, or was no longer employed full time by the Group, or in the good-faith determination of the Board, no longer effectively carried out his responsibilities as the Chief Executive Office (“CEO”) of the Group (other than due to unilateral termination of the employment relationship by the Board without cause); or

(iii)

Prior to the 5th anniversary of the series B original issue date, four or more of the senior management members left employment of the Group for any reason (other than due to unilateral termination of the employment relationship by the Board without cause) within any twelve consecutive month period.

Conversion

Each series B share should be convertible, at the option of the holder thereof, at any time after the series B share’s original date of issuance, into such number of fully paid and nonassessable ordinary shares as determined by dividing the series B shares original issue price by series B shares conversion price.

The initial conversion ratio should be on a one for one basis, which is subject to certain anti-dilution adjustments and adjustments for future issuances of shares at a price lower than the issuance price of the series B shares.

Each series B shares would automatically be converted into ordinary shares at the then effective series B conversion price, upon the earlier, of (i) the date specified by vote or written consent, or agreement of holders of at least a majority of the shares of each such series then outstanding, or (ii) immediately prior to but contingent upon the closing of a Qualified IPO.

In December 2010, all Series B shares were automatically converted into 168,880,040 ordinary shares upon the IPO of the Company.